Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	£ 6,148	£ 4,393
Social security and other taxes	183	161
Other payables	21	16
At December 31	£ 6,352	£ 4,570